Savings Plans (Narrative) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2011 years hours	Jun. 30, 2010	Jun. 24, 2009
Savings Plans
Eligibility age for savings plan	21
Number of years of service necessary for savings plan eligibility	1
Hours of service necessary for eligibility in employee savings plan	1,000
Percentage of base salary allowed for savings plan contribution	50.00%
Percentage of bonus allowed for contribution to savings plan	100.00%
Employer matching contribution percentage for first three percent contributed to savings plan	100.00%
Percentage of compensation contributed to savings plan matched by employer at 100%	3.00%
Employer matching contribution percentage for subsequent two percent contributed to savings plan	50.00%
Percentage over 3% for which employer will match 50% of employee contributions to savings plan	2.00%
Employer contributions to savings plan	$ 6.3	$ 7.3	$ 8.1
Percentage of compensation eligible for deferment and contribution to non-qualified defined contribution plan	50.00%